INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8%
	APPAREL & TEXTILE PRODUCTS - 0.9%
62,946	Movado Group, Inc.	$ 2,123,169

	ASSET MANAGEMENT - 2.3%
6,786	Affiliated Managers Group, Inc.	2,498,537
131,976	WisdomTree, Inc.	3,175,343
		5,673,880
	AUTOMOTIVE - 0.9%
33,696	BorgWarner, Inc.	2,161,935

	BANKING - 2.9%
6,318	Credicorp Ltd.	2,314,789
53,820	Five Star Bancorp	2,466,032
15,210	Popular, Inc.	2,558,170
		7,338,991
	BIOTECH & PHARMA - 5.5%
506,610	Bausch Health Companies, Inc.(a)	3,227,105
682,578	Ironwood Pharmaceuticals, Inc.(a)	2,900,957
10,764	Jazz Pharmaceuticals PLC(a)	2,698,320
187,434	KemPharm, Inc.(a)	2,200,475
45,630	Royalty Pharma PLC, Class A	2,802,138
		13,828,995
	CHEMICALS - 1.2%
23,400	CF Industries Holdings, Inc.	3,042,702

	COMMERCIAL SUPPORT SERVICES - 1.3%
317,070	Quad/Graphics, Inc.	3,189,724

	CONSTRUCTION MATERIALS - 2.7%
6,786	Carlisle Companies, Inc.	2,351,892
190,242	Cementos Pacasmayo S.A.A - ADR	2,378,025
21,762	CRH PLC	2,051,939
		6,781,856

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ELECTRIC UTILITIES - 1.0%
27,612	Otter Tail Corporation	$ 2,498,057

	ELECTRICAL EQUIPMENT - 3.9%
19,656	Belden, Inc.	2,249,825
5,148	Littelfuse, Inc.	2,121,903
8,190	Modine Manufacturing Company(a)	1,461,342
47,736	Sensata Technologies Holding PLC	1,958,608
7,254	Vertiv Holdings Company, Class A	1,876,755
		9,668,433
	ENGINEERING & CONSTRUCTION - 2.1%
5,382	Dycom Industries, Inc.(a)	1,567,292
2,808	EMCOR Group, Inc.	2,062,589
5,148	MYR Group, Inc.(a)	1,500,230
		5,130,111
	FOOD - 2.7%
30,888	John B Sanfilippo & Son, Inc.	2,276,137
96,876	Smithfield Foods, Inc.	2,122,553
43,524	Tyson Foods, Inc., Class A	2,399,913
		6,798,603
	GAS & WATER UTILITIES - 0.9%
43,758	New Jersey Resources Corporation	2,334,052

	HEALTH CARE FACILITIES & SERVICES - 5.9%
61,776	Apollo Medical Holdings, Inc.(a)	2,354,283
310,284	Aveanna Healthcare Holdings, Inc.(a)	4,164,012
459,342	Oncology Institute, Inc. (The)(a)	2,714,711
65,988	PACS Group Inc(a)	2,791,953
102,258	Pediatrix Medical Group, Inc.(a)	2,682,227
		14,707,186
	HOME & OFFICE PRODUCTS - 1.2%
37,206	Flexsteel Industries, Inc.	2,959,366

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HOTEL REIT - 0.9%
180,882	Chatham Lodging Trust	$ 2,356,892

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.8%
4,212	Valmont Industries, Inc.	1,978,208

	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
9,594	Cboe Global Markets, Inc.	2,880,120
6,552	Evercore, Inc., Class A	1,876,689
3,198	Interactive Brokers Group, Inc., Class A	311,133
		5,067,942
	INSURANCE - 5.6%
7,254	Everest Group Ltd.	2,717,711
76,986	Hamilton Insurance Group Ltd., Class B	2,706,828
23,634	Mercury General Corporation	2,409,723
11,466	Reinsurance Group of America, Inc.	2,821,095
145,782	Slide Insurance Holdings, Inc.	3,389,431
		14,044,788
	INTERNET MEDIA & SERVICES - 1.2%
119,808	EverQuote, Inc.(a)	3,047,916

	LEISURE FACILITIES & SERVICES - 0.9%
285,012	Arcos Dorados Holdings, Inc., Class A	2,257,295

	MACHINERY - 1.9%
164,502	Columbus McKinnon Corporation	2,905,105
66,456	Kennametal, Inc.	1,949,819
		4,854,924
	MEDICAL EQUIPMENT & DEVICES - 1.9%
30,888	LivaNova PLC(a)	2,465,171
61,776	Omnicell, Inc.(a)	2,172,044
		4,637,215
	METALS & MINING - 3.7%
26,676	Anglogold Ashanti PLC	2,996,248
71,136	Constellium S.E.(a)	1,880,124

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	METALS & MINING - 3.7% (Continued)
13,338	Kaiser Aluminum Corporation	$ 2,117,808
169,650	Nexa Resources S.A.	2,308,937
		9,303,117
	OIL & GAS PRODUCERS - 9.2%
73,242	APA Corporation	3,160,392
57,330	Devon Energy Corporation	2,781,078
18,486	EOG Resources, Inc.	2,679,731
37,440	HF Sinclair Corporation	3,804,278
46,098	Ovintiv, Inc.	3,026,334
47,502	Par Pacific Holdings, Inc.(a)	3,796,360
10,296	Valero Energy Corporation	3,695,440
		22,943,613
	OIL & GAS SERVICES & EQUIPMENT - 2.4%
50,310	Schlumberger Ltd	3,023,631
36,972	TechnipFMC PLC	2,889,362
		5,912,993
	REAL ESTATE SERVICES - 1.1%
162,162	KE Holdings, Inc., Institutional Class - ADR	2,787,564

	RETAIL - CONSUMER STAPLES - 2.1%
2,808	Casey's General Stores, Inc.	2,112,206
12,402	Five Below, Inc.(a)	3,061,309
		5,173,515
	RETAIL - DISCRETIONARY - 0.9%
74,646	Build-A-Bear Workshop, Inc.	2,259,534

	SEMICONDUCTORS - 3.4%
26,676	Amkor Technology, Inc.	1,261,775
5,850	Broadcom, Inc.	2,166,489
14,508	Cirrus Logic, Inc.(a)	1,588,771
24,570	Qorvo, Inc.(a)	2,360,685
37,206	Vishay Intertechnology, Inc.	1,132,179
		8,509,899

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SOFTWARE - 4.2%
47,034	Clear Secure, Inc., Class A	$ 2,076,551
280,566	Digital Turbine, Inc.(a)	3,018,890
61,776	Donnelley Financial Solutions, Inc.(a)	2,983,781
242,886	Kingsoft Cloud Holdings Ltd. - ADR(a),(b)	2,487,153
		10,566,375
	SPECIALTY FINANCE - 4.2%
24,102	Atlanticus Holdings Corporation(a)	2,180,508
29,016	Encore Capital Group, Inc.(a)	2,814,842
76,284	EZCORP, Inc., Class A(a)	2,465,499
152,568	Flywire Corporation(a)	2,882,010
		10,342,859
	STEEL - 0.9%
9,594	Steel Dynamics, Inc.	2,231,756

	TECHNOLOGY HARDWARE - 6.9%
159,120	ADTRAN Holdings, Inc.(a)	1,233,180
10,296	Arrow Electronics, Inc.(a)	2,104,811
26,442	Avnet, Inc.	2,368,146
6,552	Celestica, Inc.(a)	1,961,669
32,292	Everpure, Inc., Class A(a)	3,001,542
363,870	Lantronix, Inc.(a)	1,928,511
10,062	Sanmina Corporation(a)	1,979,397
4,212	Ubiquiti, Inc.	2,485,164
		17,062,420
	TECHNOLOGY SERVICES - 3.3%
19,188	Jack Henry & Associates, Inc.	3,221,857
274,014	Pagseguro Digital Ltd., Class A	2,471,606
534,690	Telos Corporation(a)	2,577,206
		8,270,669
	TELECOMMUNICATIONS - 2.2%
50,112	Iridium Communications, Inc.	2,354,262
141,336	Ooma, Inc.(a)	3,199,846
		5,554,108

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TRANSPORTATION & LOGISTICS - 3.6%
13,104	CH Robinson Worldwide, Inc.	$ 1,961,145
35,334	Euroseas Ltd.	2,714,711
36,972	Ituran Location and Control Ltd.	1,884,093
8,892	JB Hunt Transport Services, Inc.	2,360,559
		8,920,508
	WHOLESALE - CONSUMER STAPLES - 1.1%
32,292	Archer-Daniels-Midland Company	2,625,017

	TOTAL COMMON STOCKS (Cost $232,526,987)	248,946,187

	COLLATERAL FOR SECURITIES LOANED - 1.0%
	MONEY MARKET FUND - 1.0%
2,373,129	Fidelity Investments Money Market Government Portfolio - Institutional Class, 3.59% (Cost $2,373,129) (c)(d)	2,373,129

	TOTAL INVESTMENTS - 100.8% (Cost $234,900,116)	$ 251,319,316
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(1,869,102)
	NET ASSETS - 100.0%	$ 249,450,214

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2026 was $2,209,167.
(c)	Security was purchased with cash received as collateral for securities on loan at August 31, 2026. Total collateral had a value of $2,373,129 at August 31, 2026.
(d)	Rate disclosed is the seven day effective yield as of August 31, 2026.